Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Macroeconomic Variables Impacted in Determining ECLs (Detail)	6 Months Ended
Apr. 30, 2021
Base Forecasts [member] | Q2 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.80
Base Forecasts [member] | Q2 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.60%
Real GDP	5.50%
Home prices	12.50%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q2 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	7.00%
Home prices	6.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.58%
U.S. 10-year BBB spread	1.40%
Base Forecasts [member] | Q3 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Base Forecasts [member] | Q3 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.60%
Real GDP	6.10%
Home prices	(1.70%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q3 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.50%
Real GDP	6.80%
Home prices	5.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.63%
U.S. 10-year BBB spread	1.55%
Base Forecasts [member] | Q4 2021 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Base Forecasts [member] | Q4 2021 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%
Real GDP	4.50%
Home prices	(3.40%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q4 2021 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.00%
Real GDP	5.10%
Home prices	5.00%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.68%
U.S. 10-year BBB spread	1.70%
Base Forecasts [member] | Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Base Forecasts [member] | Q1 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.20%
Real GDP	3.90%
Home prices	(6.30%)
Central bank policy interest rate	0.25%
Base Forecasts [member] | Q1 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%
Real GDP	4.10%
Home prices	4.50%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.73%
U.S. 10-year BBB spread	1.80%
Base Forecasts [member] | Average Q2 2021 - Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Base Forecasts [member] | Average Q2 2021 - Q1 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.70%
Real GDP	7.60%
Home prices	15.80%
Central bank policy interest rate	0.25%
Base Forecasts [member] | Average Q2 2021 - Q1 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.20%
Real GDP	7.30%
Home prices	7.70%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.66%
U.S. 10-year BBB spread	1.61%
Base Forecasts [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.79
Base Forecasts [member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.90%
Real GDP	2.00%
Home prices	(0.80%)
Central bank policy interest rate	0.72%
Base Forecasts [member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.90%
Real GDP	2.30%
Home prices	3.40%
Central bank policy interest rate	0.81%
U.S. 10-year treasury yield	2.07%
U.S. 10-year BBB spread	1.80%
Upside scenario [member] | Average Q2 2021 - Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.83
Upside scenario [member] | Average Q2 2021 - Q1 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.30%
Real GDP	9.10%
Home prices	17.70%
Central bank policy interest rate	0.25%
Upside scenario [member] | Average Q2 2021 - Q1 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.70%
Real GDP	9.00%
Home prices	9.80%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.83%
U.S. 10-year BBB spread	1.52%
Upside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.81
Upside scenario [member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.60%
Real GDP	1.90%
Home prices	(0.70%)
Central bank policy interest rate	0.91%
Upside scenario [member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	3.80%
Real GDP	2.10%
Home prices	3.30%
Central bank policy interest rate	1.02%
U.S. 10-year treasury yield	2.50%
U.S. 10-year BBB spread	1.76%
Downside scenario [member] | Average Q2 2021 - Q1 2022 [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.78
Downside scenario [member] | Average Q2 2021 - Q1 2022 [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	7.20%
Real GDP	5.00%
Home prices	13.20%
Central bank policy interest rate	0.25%
Downside scenario [member] | Average Q2 2021 - Q1 2022 [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	5.80%
Real GDP	4.70%
Home prices	5.20%
Central bank policy interest rate	0.25%
U.S. 10-year treasury yield	1.47%
U.S. 10-year BBB spread	1.78%
Downside scenario [member] | Remaining 4 year period [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate (U.S. dollar/ Canadian dollar)	0.76
Downside scenario [member] | Remaining 4 year period [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	6.40%
Real GDP	2.50%
Home prices	(0.60%)
Central bank policy interest rate	0.56%
Downside scenario [member] | Remaining 4 year period [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Unemployment rate	4.50%
Real GDP	2.80%
Home prices	3.60%
Central bank policy interest rate	0.64%
U.S. 10-year treasury yield	1.92%
U.S. 10-year BBB spread	1.82%